QUARTERLY RESULTS (UNAUDITED) (DETAILS) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2009	Sep. 30, 2009	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2009
NET SALES	$ 20,860	$ 20,230	$ 21,347	$ 20,122	$ 18,926	$ 19,178	$ 21,027	$ 19,807	$ 82,559	$ 78,938	$ 76,694
OPERATING INCOME	3,285	3,772	4,260	4,501	2,950	3,968	4,655	4,448	15,818	16,021	15,374
GROSS MARGIN	48.30%	50.50%	51.80%	51.90%	49.50%	51.90%	53.70%	52.60%	50.60%	52.00%
NET EARNINGS:
DILUTED NET EARNINGS FROM CONTINUING OPERATIONS	2,510	2,873	3,333	3,081	2,185	2,585	3,149	3,027	11,797	10,946	10,680
Net earnings from discontinued operations	0	0	0	0	0	0	1,510	280	0	1,790	2,756
NET EARNINGS	$ 2,510	$ 2,873	$ 3,333	$ 3,081	$ 2,185	$ 2,585	$ 4,659	$ 3,307	$ 11,797	$ 12,736	$ 13,436
DILUTED NET EARNINGS PER COMMON SHARE:
Earnings from continuing operations	$ 0.84	$ 0.96	$ 1.11	$ 1.02	$ 0.71	$ 0.83	$ 1.01	$ 0.97	$ 3.93	$ 3.53	$ 3.39
Earnings from discontinued operations	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.48	$ 0.09	$ 0.00	$ 0.58	$ 0.87
DILUTED NET EARNINGS PER COMMON SHARE	$ 0.84	$ 0.96	$ 1.11	$ 1.02	$ 0.71	$ 0.83	$ 1.49	$ 1.06	$ 3.93	$ 4.11	$ 4.26